Inventories	12 Months Ended
Dec. 31, 2024
INVENTORIES [Abstract]
Inventories	Inventories

	As at December 31	As at December 31
(in millions of U.S. dollars)	2024	2023
INVENTORIES
Stockpile ore	45.2	34.1
Work-in-process	17.1	5.3
Finished goods(1)	14.4	16.8
Supplies	74.6	70.5
Total inventories	151.3	126.7
Less: non-current stockpile inventories	(32.6)	—
Total current inventories(2)	118.7	126.7
1.The amount of inventories recognized in operating expenses for the year ended December 31, 2024 was $421.1 million (2023 - $436.2 million).
2.During the year ended December 31, 2024, the Company reversed the previously recorded $19.8 million write-down of low-grade stockpile.